Shareholders’ Equity (Deficit) (Details) - Schedule of Relative Fair Value of the Warrants to Purchase Ordinary Shares Issued - Warrant [Member] - $ / shares	3 Months Ended
	Jul. 19, 2022	Apr. 26, 2022	Mar. 29, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price ($) (in Dollars per share)	$ 153.6	$ 148.8	$ 12.6
Exercise price ($) (in Dollars per share)	$ 154.05	$ 154.05
Expected volatility (%)	60.57%	60.81%
Adjustment to risk-free interest rate (%)	3.07%	2.84%
Dividend yield (%)
Risk-free interest rate (%)	3.11%	2.88%
Expected life (in years)	6 years 8 months 19 days	6 years 11 months 8 days